Interest-Bearing Bank and Other Borrowings - Schedule of Interest-Bearing Bank and Other Borrowings (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Current borrowings		¥ 779,062	¥ 616,404	$ 106,731
Non-current borrowings		889,435	1,179,191	121,852
Total borrowings		¥ 1,668,497	¥ 1,795,595	228,583
Short-Term Borrowing [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Effective interest rate per annum (%)		2.60-2.70 or 1 year LPR-0.30 to 0.75	3.15
Maturity		2025	2024
Current borrowings		¥ 290,000	¥ 120,000	39,730
Current Portion of Long-Term Bank Loans – Unsecured [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Effective interest rate per annum (%)		2.80-4.55	1 year LPR-0.15 to 0.65 or 1 year LPR+0.55 to 0.7
Maturity		2025	2024
Current borrowings		¥ 255,000	¥ 322,500	34,935
Current Portion of Long-Term Bank Loans – Unsecured [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Effective interest rate per annum (%)		1 year LPR-0.15 to 0.65 or 1 year LPR+0.65 to 0.85	2.95-4.75
Maturity		2025	2024
Current borrowings		¥ 213,170	¥ 155,050	29,204
Current Portion of Long-Term Bank Loans – Secured [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Effective interest rate per annum (%)	[1]	5 year - LPR-0.85	5 year LPR-0.85
Maturity	[1]	2025	2024
Current borrowings	[1]	¥ 11,453	¥ 9,097	1,569
Current Portion of Long-Term Bank Loans – Secured [Member] | Bottom of Range [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Maturity	[1]
Current Portion of Long-Term Bank Loans – Secured [Member] | Top of Range [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Maturity	[1]
Lease Liabilities, Current [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Effective interest rate per annum (%)		4.00 - 4.35	4.00 - 4.35
Maturity		2025	2024
Current borrowings		¥ 9,439	¥ 9,757	1,293
Bank Loans – Unsecured [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Effective interest rate per annum (%)		1 year LPR-0.45 to 0.65 or 1 year LPR+0.70 to 0.85	1 year LPR- 0.15 to 0.65 or 1 year LPR+0.65
Non-current borrowings		¥ 203,100	¥ 147,000	27,825
Bank Loans – Unsecured [Member] | Bottom of Range [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Maturity		2026	2025
Bank Loans – Unsecured [Member] | Top of Range [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Maturity		2028	2026
Bank Loans – Unsecured [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Effective interest rate per annum (%)		2.80-4.50	3.00-4.55
Non-current borrowings		¥ 77,250	¥ 425,570	10,583
Bank Loans – Unsecured [Member] | Bottom of Range [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Maturity		2026	2025
Bank Loans – Unsecured [Member] | Top of Range [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Maturity		2027	2028
Bank Loans – Secured [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Effective interest rate per annum (%)	[1]	5 year - LPR-0.85	5 year LPR-0.85
Maturity	[1]
Non-current borrowings	[1]	¥ 588,292	¥ 593,697	80,595
Bank Loans – Secured [Member] | Bottom of Range [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Maturity	[1]	2026	2025
Bank Loans – Secured [Member] | Top of Range [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Maturity	[1]	2038	2038
Lease Liabilities, Non-current [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Effective interest rate per annum (%)		4.00 - 4.35	4.00 - 4.35
Non-current borrowings		¥ 20,793	¥ 12,924	$ 2,849
Lease Liabilities, Non-current [Member] | Bottom of Range [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Maturity		2026	2025
Lease Liabilities, Non-current [Member] | Top of Range [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Maturity		2028	2028

[1]	The bank loans amounting to RMB599,745 (US$82,164) as at December 31, 2024 were secured by the pledge of the Group’s buildings with a net carrying amount of RMB731,282 (US$100,185) and right-of-use assets with a net carrying amount of RMB26,468 (US$3,626) as at December 31, 2024. Such loans were also guaranteed by two of the Group’s subsidiaries.